Reportable segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,931,243	$ 3,147,763
Loss from operations	(3,197,040)	(2,139,078)
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,929,943	2,876,251
Loss from operations	(2,110,363)	(1,007,824)
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	1,300	271,512
Loss from operations	$ (1,086,677)	$ (1,131,254)